Plan Assets as a Percentage of the Total Funds (Detail) (Gratuity)	Mar. 31, 2011
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Government securities	50.80%	[1]
Debenture and bonds	42.50%	[1]
Equity securities	4.10%	[1]
Other	2.60%	[1]
Total	100.00%	[1]
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Government securities	15.20%	[1]
Debenture and bonds	38.60%	[1]
Equity securities	41.70%	[1]
Other	4.50%	[1]
Total	100.00%	[1]
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Government securities	38.70%
Debenture and bonds	47.30%
Other	14.00%
Total	100.00%

[1]	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2011 are provided separately.